January 11, 2023

Via EDGAR filing

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Simplify Exchange Traded Funds, File Nos. 333-238475 and 811-23570

Dear Ladies and Gentlemen:

On behalf of Simplify Exchange Traded Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 59 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose for this filing is to register shares of an additional series of the Trust, the Simplify Commodities Strategy No K-1 ETF.

If you have any questions, please contact the undersigned at (202) 973-2790 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/ Kimberly Versace
Kimberly Versace